INCOME TAXES - Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Deferred tax assets are attributable to the following:
Deferred tax assets	$ 7,341	$ 6,622
Set-off of tax	(7,341)	(6,622)
Net deferred tax assets	0	0
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(10,958)	(6,622)
Set-off of tax	7,341	6,622
Net deferred tax liabilities	(3,617)	0
Non-capital losses
Deferred tax assets are attributable to the following:
Deferred tax assets	6,479	5,078
Lease liabilities
Deferred tax assets are attributable to the following:
Deferred tax assets	862	1,544
Property, plant and equipment
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(581)	0
Intangible assets
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(3,719)	(652)
Biological assets
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(2,628)	(1,755)
Inventories
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(3,165)	(2,670)
Right-of-use assets
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(550)	(1,146)
Net investment in sublease
Deferred tax liabilities are attributable to the following:
Deferred tax liability	(315)	(398)
Other
Deferred tax liabilities are attributable to the following:
Deferred tax liability	$ 0	$ (1)